Statement of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss for the year	$ (13,877,473)	$ (23,611,810)	$ (27,654,364)
Adjustments for:
Amortization	11,285	35,960	179,482
Depreciation	565,806	510,677	593,277
Bad debt	186,627	216,238
Change in fair value of derivative liability	(1,842,618)	(211,110)	(5,502,688)
Write down of inventory	627,106	331,671	1,976,514
(Recovery) impairment of notes receivable	(40,020)	101,351	309,385
Impairment of goodwill and intangibles		87,415	6,454,914
Write down of deposit			228,572
Finance and other costs	1,443,740	920,008	(34,427)
(Gain) loss on sale of assets	11,432	18,426
Share-based payments	1,182,618	2,021,664	3,311,024
Adjustments for profit loss	(11,731,497)	(19,579,510)	(20,138,311)
Net changes in non-cash working capital items:
Receivables	(266,418)	1,223,112	(681,838)
Inventory	(562,833)	(872,265)	(150,241)
Prepaids	617,702	965,509	2,958,581
Trade payables and accrued liabilities	(231,812)	(464,441)	1,661,697
Customer deposits	361,580	(90,043)	22,624
Deferred income	(20,993)	43,984	(21,543)
Cash used in operating activities	(11,834,271)	(18,773,654)	(16,349,031)
INVESTING ACTIVITIES
Purchase of equipment	(167,257)	(490,391)	(79,713)
Disposal of equipment	103,923	46,976	10,755
Purchase of intangible assets			(4,684)
Repayment (Issuance) of notes receivable	40,020	63,838	842,297
Cash provided by (used in) investing activities	(23,314)	(379,577)	768,655
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	17,751,927	17,474,107
Share issue costs	(2,656,180)	(2,690,278)	(5,122)
Proceeds from issuance of common shares for warrants exercised	373,415		87,170
Proceeds from issuance of common shares for stock options exercised			26,875
Repayment of loans	(85,058)	(6,747)	(6,746)
Repayment of lease liabilities	(357,778)	(330,159)	(150,275)
Cash provided by (used in) financing activities	15,026,326	14,446,923	(48,098)
Effects of exchange rate changes on cash	(9,944)	(94,861)	447,542
Change in cash	3,168,741	(4,706,308)	(15,628,474)
Cash and cash equivalents, beginning of year	3,093,612	7,894,781	23,075,713
Cash and cash equivalents, end of year	6,252,409	3,093,612	7,894,781
Interest paid in cash	67,856	57,041	51,338
Share issue costs in accounts payable	$ 25,695	$ 293,661